Income Taxes - Components of deferred tax assets and liabilities (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax liabilities:
Total deferred tax liabilities	$ (2,800,000)
Adagio Medical Inc
Deferred tax assets:
Net operating losses		$ 25,786,000	$ 26,489,000
Capitalized research costs		4,456,000	1,737,000
Research and development credit		1,604,000	1,604,000
Accrued compensation		392,000	283,000
Stock-based compensation		269,000	97,000
Operating lease liabilities		14,000	54,000
Other		114,000	91,000
Total deferred tax assets		32,635,000	30,355,000
Less: Valuation allowance		(32,100,000)	(29,981,000)
Total deferred tax assets, net of valuation allowance		535,000	374,000
Deferred tax liabilities:
Right-of-use assets		(14,000)	(53,000)
Unrecognized tax benefit		(521,000)	(321,000)
Total deferred tax liabilities		(535,000)	(374,000)
Net deferred tax assets		$ 0	$ 0